Events occurring after the reporting period (Details Narrative)	1 Months Ended
	Jan. 31, 2026	Oct. 31, 2025 SGD ($)	Sep. 30, 2025	Jul. 31, 2025 shares	Apr. 30, 2025 SGD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 SGD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 SGD ($) shares	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						18,785,750	18,785,750	18,785,750	18,785,750
Right of use carrying amount					$ 1,133,786	$ 4,337,727	$ 5,577,883	$ 3,891,322	$ 4,949,372	$ 23,460
Fair value of right of use					2,906,636
Fair value adjustment					$ 1,772,850
Carrying amount of loan						$ 2,276,603	$ 2,927,484
Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Loan		$ 3,000,000
Borrowing of deferred consideration		1,500,000
Consideration of acquisition		$ 6,500,000
SSOC Novena Pte Ltd [member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Investments percentage				60.00%
Investments sale percentage			7.00%
Investments hold percentage			53.00%
SSOC Orchard Pte Ltd [member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Investments percentage				60.00%
Investments sale percentage			7.00%
Investments hold percentage			53.00%
SSOC Farrer Park Pte Ltd [member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Investments percentage				60.00%
Investments sale percentage			7.00%
Investments hold percentage			53.00%
Pharma Avenue Pte Ltd [Member] | Nonadjusting Events After Reporting Period [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				100,000
Chartered Imaging Pte Ltd [member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Investments hold percentage		100.00%
Lucky Pet Service Pte Ltd [Member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Investments hold percentage	51.00%	10.00%
Atlas medical conceierge pte ltd [member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Investments hold percentage	51.00%